                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04379

                           Plan Investment Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of Principal Executive Offices) (Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
                     (Name and Address of Agent for Service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                             131 S. Dearborn Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments is as follows:

                            GOVERNMENT REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2006

                                                            PERCENTAGE
                                                                OF          PAR        AMORTIZED
                                                            NET ASSETS     (000)         COST
                                                            ----------   --------   --------------
REPURCHASE AGREEMENTS                                         100.5%

Goldman Sachs & Co.
   5.35% (10/02/06)
   To be repurchased at $250,111,458
   (collateralized by $283,308,623
   Federal National Mortgage Association Bonds &
   Federal Home Loan Mortgage Corporation Bonds;
   0.00% to 6.00%; due 03/15/29 to 10/25/36;
   Total Market Value is $257,500,000.)                                  $250,000   $  250,000,000

Greenwich Capital Markets
   5.35% (10/02/06)
   To be repurchased at $250,111,458
   (collateralized by $346,856,456
   Federal National Mortgage Association Strips;
   due 08/01/34 to 06/01/36;
   Total Market Value is $257,503,661.)                                   250,000      250,000,000

Lehman Brothers, Inc.
   5.22% (10/02/06)
   To be repurchased at $110,047,850
   (collateralized by $114,274,605
   Federal National Mortgage Association Bonds &
   Federal Home Loan Mortgage Corporation Bonds;
   5.00% to 8.00%; due 08/01/13 to 07/01/36;
   Total Market Value is $113,303,465.)                                   110,000      110,000,000

Lehman Brothers, Inc.
   5.22% (10/02/06)
   To be repurchased at $145,063,075
   (collateralized by $156,950,000
   Federal Home Loan Mortgage Corporation Discount Notes;
   due 09/18/07;
   Total Market Value is $149,353,622.)                                   145,000      145,000,000

Morgan Stanley & Co.
   5.25% (10/02/06)
   To be repurchased at $72,859,862
   (collateralized by $75,106,000
   U.S. Treasury Bills, due 12/21/06;
   Total Market Value is $74,285,091.)                                     72,828       72,828,000

                            GOVERNMENT REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2006
                                   (CONCLUDED)

                                                            PERCENTAGE
                                                                OF          PAR        AMORTIZED
                                                            NET ASSETS     (000)         COST
                                                            ----------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)

UBS Securities LLC
   5.34% (10/02/06)
   To be repurchased at $250,111,250
   (collateralized by $254,483,752
   Federal National Mortgage Association Bonds &,
   Federal Home Loan Mortgage Corporation Bonds;
   4.50% to 7.00%; due 12/01/17 to 09/01/36;
   Total Market Value is $257,503,012.)                                   250,000      250,000,000
                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS                                                         $1,077,828,000
                                                                                    --------------
(Cost $1,077,828,000)
TOTAL INVESTMENTS IN SECURITIES                               100.5%                $1,077,828,000
                                                                                    --------------
(Cost $1,077,828,000)*
LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.5%)                   (5,466,731)
                                                              ------                --------------
NET ASSETS                                                    100.0%                $1,072,361,269
                                                              ======                ==============

----------
*    Aggregate cost is the same for financial and Federal tax purposes.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2006

                                                            PERCENTAGE
                                                                OF          PAR        AMORTIZED
                                                            NET ASSETS     (000)         COST
                                                            ----------   --------   --------------
GOVERNMENT AGENCY OBLIGATIONS                                   1.7%

DISCOUNT NOTES
   Federal Home Loan Mortgage Corporation Discount
      Notes(1)
      4.58% (01/19/07)
      (Cost $2,465,014)                                                   $ 2,500    $  2,465,014
                                                                                     ------------
BANK OBLIGATIONS                                                3.4%
YANKEE CERTIFICATES OF DEPOSIT
   Banque Nationale de Paris(2)
      4.50% (10/19/06)                                                      2,000       2,000,000
   Royal Bank of Scotland, P.L.C.(2)
      4.52% (10/20/06)                                                      1,150       1,150,001
   Societe Generale New York(2)
      4.78% (12/06/06)                                                      1,750       1,750,000
                                                                                     ------------
   TOTAL BANK OBLIGATIONS
      (Cost $4,900,001)                                                                 4,900,001
                                                                                     ------------
CORPORATE DEBT                                                 74.2%

COMMERCIAL PAPER
ASSET BACKED SECURITIES                                        22.4%
   Beta Finance, Inc.
      5.40% (10/10/06)                                                      8,000       7,989,200
   Concord Minutemen Capital Co.
      5.29% (10/05/06)                                                        850         849,500
   Scaldis Capital LLC
      5.36% (11/02/06)                                                      5,999       5,970,418
   Sedna Finance, Inc.
      5.36% (11/02/06)                                                      6,000       5,971,413
   Silver Tower US Funding LLC
      5.27% (12/06/06)                                                     12,000      11,884,060
                                                                                     ------------
                                                                                       32,664,591
                                                                                     ------------
FINANCIAL SERVICES                                              8.6%
   CIT Group, Inc.
      5.27% (12/08/06)                                                     12,635      12,509,226
                                                                                     ------------
SECURITIES BROKERS AND DEALERS                                  6.2%
   Bear Stearns Companies, Inc.
      5.36% (11/02/06)                                                      9,100       9,056,644
                                                                                     ------------
NOTES AND BONDS BANKS                                           4.1%
   Wells Fargo & Co.
      5.38% (10/02/06)                                                      6,000       6,000,000
                                                                                     ------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2006
                                   (CONTINUED)

                                                            PERCENTAGE
                                                                OF          PAR        AMORTIZED
                                                            NET ASSETS     (000)         COST
                                                            ----------   --------   --------------
CORPORATE DEBT (CONTINUED)

LIFE INSURANCE                                                  7.2%
   Allstate Life Global Funding II(3)
      5.34% (10/27/06)                                                      5,000       5,000,000
   MetLife Global Funding(3)
      5.42% (10/30/06)                                                      5,500       5,500,000
                                                                                     ------------
                                                                                       10,500,000
                                                                                     ------------
SECURITIES BROKERS AND DEALERS                                 10.0%
   Goldman Sachs Group, Inc.(4)
      5.37% (10/02/06)                                                      4,600       4,600,000
   Merrill Lynch & Company(4)
      5.37% (11/29/06)                                                      5,000       5,000,000
   Morgan Stanley & Co.(4)
      5.30% (10/02/06)                                                      5,000       5,000,000
                                                                                     ------------
                                                                                       14,600,000
                                                                                     ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS                         5.2%
   General Electric Capital Corp.
      5.29% (10/24/07)                                                      1,500       1,500,000
      5.46% (10/09/06)                                                      6,000       6,002,796
                                                                                     ------------
                                                                                        7,502,796
                                                                                     ------------
CORPORATE VARIABLE RATE DEMAND NOTES                           10.5%
   Al-Fe Heat Treating, Inc.(4)
      5.38% (10/04/06)                                                      2,900       2,900,000
   Brosis Finance LLC(4)
      5.32% (10/04/06)                                                      4,200       4,200,000
   Fiore Capital LLC(4)
      5.32% (10/05/06)                                                      3,995       3,995,000
   MUBEA, Inc. Series 1999(4)
      5.35% (10/05/06)                                                      2,200       2,200,000
      5.35% (10/07/06)                                                      2,000       2,000,000
                                                                                     ------------
                                                                                       15,295,000
                                                                                     ------------
   TOTAL CORPORATE DEBT
   (COST $108,128,257)                                                                108,128,257

MUNICIPAL VARIABLE RATE DEMAND NOTES                            7.0%
   Bergen County, NJ Import Authority Revenue Bonds(4)
      (Wachovia Bank NA LOC)
      5.38% (10/05/06)                                                      4,000       4,000,000
   Butler County, OH Capital Funding Revenue Bonds(4)
      (U.S. Bank National Association LOC)
      5.32% (10/07/06)                                                        630         630,000

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                               SEPTEMBER 30, 2006
                                   (CONCLUDED)

                                                            PERCENTAGE
                                                                OF          PAR        AMORTIZED
                                                            NET ASSETS     (000)         COST
                                                            ----------   --------   --------------
MUNICIPAL VARIABLE RATE DEMAND NOTES (CONTINUED)

   Chesterfield County, VA  Industrial Development
   Authority Revenue Bonds(4)
   (Suntrust Bank SBPA)
      5.32% (10/05/06)                                                      4,600       4,600,000
   St. Louis, MO Industrial Development
   Authority Revenue Bonds (Marshall & Ilsley LOC)(4)
      5.51% (10/05/06)                                                        945         945,000
                                                                                     ------------
   TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES
   (COST $10,175,000)                                                                  10,175,000
                                                                                     ------------
MASTER NOTES                                                    2.1%
   Citigroup Global Markets(4)
      5.30% (10/02/06)
      (Cost $3,000,000)                                                     3,000       3,000,000
                                                                                     ------------
REPURCHASE AGREEMENTS                                          11.9%
   Lehman Brothers, Inc.
      5.22% (10/02/06)
      To be repurchased at $17,356,547
      (collateralized by $17,765,000 Federal Home Loan
      Mortgage Corporation Bonds & Federal National
      Mortgage Association Discount Notes; 0.00% to
      5.25%; due 09/18/07 to 12/11/20; Total Market Value
      is $17,870,414.)
      (Cost $17,349,000)                                                   17,349      17,349,000
                                                                                     ------------
   TOTAL INVESTMENTS IN SECURITIES
   (Cost $146,017,272)*                                       100.3%                  146,017,272
                                                              -----                   -----------
   LIABILITIES IN EXCESS OF OTHER ASSETS                       (0.3%)                    (429,199)
                                                              -----                  ------------
   NET ASSETS                                                 100.0%                 $145,588,073
                                                              =====                  ============

----------
*    Aggregate cost is the same for financial and Federal tax purposes.

(1) These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(2) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(3) Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. At September 30, 2006, the value of these securities amounted to approximately $10,500,000 or 7.2% of net assets.

(4) Rates shown are the rates as of September 30, 2006 and maturities are the next interest adustment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.


By: /s/ David P. Behnke
    ---------------------------------
Name: David P. Behnke
Title: President and Chief Executive Officer
Date: November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Behnke
    ---------------------------------
Name: David P. Behnke
Title: Principal Executive Officer
Date: November 22, 2006


By: /s/ Dale E. Palka
    ---------------------------------
Name: Dale E. Palka
Title: Principal Financial Officer
Date: November 22, 2006